Prepayments and other current assets (Details)		Mar. 31, 2025 USD ($)	Mar. 31, 2025 CNY (¥)	Mar. 31, 2024 CNY (¥)
Prepayments And Other Current Assets
Advances to vendors (a)	[1]	$ 41,972	¥ 304,572	¥ 6,941,758
Loans to third-parties (b)	[2]	61,872	448,990	1,046,500
Rental deposits (c)	[3]	109,461	794,329	629,340
Advance to employees (d)	[4]	74,382	539,770	455,351
Others (e)	[5]	50,503	366,475	258,942
Prepayments and other current assets		$ 338,190	¥ 2,454,136	¥ 9,331,891

[1]	Advances to vendors primarily included prepayment for service fee attributable to DAKA merchant membership service providers in 2024 and prepayment for office rental in 2025, which will be expensed in cost of revenues when the associated revenue is recognized.
[2]	Loans to third parties represents the balance lend to various third parties for their working capital needs with interest-free. There was no collection related to these loans to third parties by the Company subsequently as of the date of this report.
[3]	Rental deposit primarily comprises three months’ rent for the new office leased by the Group in October 2023, recognized as a security deposit in accordance with the terms of the lease agreement.
[4]	Advance to employees was provided to staff for travelling and business-related use and are expensed as incurred.
[5]	Others primarily included the prepayment of rent related to leases expiring within 12 months.